Form N-1A Supplement	Feb. 28, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PSCX	Pacer Swan SOS Conservative (January) ETF
PSCW	Pacer Swan SOS Conservative (April) ETF
PSCJ	Pacer Swan SOS Conservative (July) ETF
PSCQ	Pacer Swan SOS Conservative (October) ETF
PSMD	Pacer Swan SOS Moderate (January) ETF
PSMR	Pacer Swan SOS Moderate (April) ETF
PSMJ	Pacer Swan SOS Moderate (July) ETF
PSMO	Pacer Swan SOS Moderate (October) ETF
PSFD	Pacer Swan SOS Flex (January) ETF
PSFM	Pacer Swan SOS Flex (April) ETF
PSFJ	Pacer Swan SOS Flex (July) ETF
PSFO	Pacer Swan SOS Flex (October) ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2026 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated February 28, 2026, as previously supplemented
As described in each Fund’s Summary Prospectus and the Funds’ Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in a Fund for a given period of approximately one year (the “Investment Period”).
On September 30, 2026, the previous Investment Period for the Pacer Swan SOS Conservative (October) ETF, the Pacer Swan SOS Moderate (October) ETF, and the Pacer Swan SOS Flex (October) ETF (collectively, the “Pacer Swan SOS October Series”) ended. A new Investment Period for the Pacer Swan SOS October Series began as of October 1, 2026 and will end on September 30, 2027. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Pacer Swan SOS Conservative (January) ETF	January 2, 2026	December 31, 2026	11.97%	11.36%
Pacer Swan SOS Conservative (April) ETF	April 1, 2026	March 31, 2027	13.08%	12.48%
Pacer Swan SOS Conservative (July) ETF	July 1, 2026	June 30, 2027	14.16%	13.67%
Pacer Swan SOS Conservative (October) ETF	October 1, 2026	September 30, 2027	14.91%	14.42%
Pacer Swan SOS Moderate (January) ETF	January 2, 2026	December 31, 2026	12.15%	11.54%
Pacer Swan SOS Moderate (April) ETF	April 1, 2026	March 31, 2027	13.77%	13.17%
Pacer Swan SOS Moderate (July) ETF	July 1, 2026	June 30, 2027	13.96%	13.47%
Pacer Swan SOS Moderate (October) ETF	October 1, 2026	September 30, 2027	14.46%	13.97%
Pacer Swan SOS Flex (January) ETF	January 2, 2026	December 31, 2026	14.30%	13.69%
Pacer Swan SOS Flex (April) ETF	April 1, 2026	March 31, 2027	16.17%	15.57%
Pacer Swan SOS Flex (July) ETF	July 1, 2026	June 30, 2027	16.40%	15.91%
Pacer Swan SOS Flex (October) ETF	October 1, 2026	September 30, 2027	16.53%	16.04%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.